Vessels (Details) € in Thousands, CAD in Thousands, $ in Thousands	3 Months Ended						6 Months Ended	7 Months Ended			8 Months Ended	10 Months Ended	12 Months Ended
	Mar. 16, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 01, 2014 USD ($)	Mar. 28, 2014 USD ($)	Mar. 25, 2014 USD ($)	Mar. 25, 2014 EUR (€)	Jul. 03, 2014 USD ($)	Aug. 15, 2014 USD ($)	Aug. 15, 2014 CAD	Aug. 05, 2014 USD ($)	Sep. 05, 2014 USD ($)	Nov. 07, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels													$ 49	$ 16,156	$ 8,328
Gain/(loss) on sale of vessel													(130)	(12,864)	(4,312)
Vessel's carrying value		$ 381,192											371,018	381,192
Vessel impairment charge													5,308	4,062	$ 0
Capitalized expenses													$ 50,121	$ 46,777
Aegean Flower
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels			$ 2,000
Vessel capacity in DWT			6,523
Vessel impairment charge			$ 4,062
Elveba (renamed "New Jersey")
Property Plant And Equipment [Line Items]
Vessel capacity in DWT					4,100	4,100
Year Built													2006
Cash paid for vessel acquisitions					$ 7,587	€ 5,500
Aegean X
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels				$ 1,700
Gain/(loss) on sale of vessel				493
Vessel's carrying value				460
Unamortized dry-docking costs				$ 747
Aegean XI
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels							$ 2,400
Gain/(loss) on sale of vessel							$ 658
Vessel capacity in DWT							11,050
Aegean XII
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels										$ 900
Gain/(loss) on sale of vessel										(4,963)
Vessel's carrying value										5,693
Unamortized dry-docking costs										$ 170
Vessel capacity in DWT										3,680
PT36
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels								$ 399	CAD 450
Gain/(loss) on sale of vessel								230
Vessel's carrying value								164
Unamortized dry-docking costs								$ 5
Vessel capacity in DWT								3,730	3,730
Leader
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels											$ 7,298
Gain/(loss) on sale of vessel											(9,695)
Vessel's carrying value											16,330
Unamortized dry-docking costs											$ 663
Vessel capacity in DWT											83,890
Aegean Daisy
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels												$ 1,459
Gain/(loss) on sale of vessel												413
Vessel's carrying value												676
Unamortized dry-docking costs												$ 370
Vessel capacity in DWT												4,935
Motor launch located in Fujairah
Property Plant And Equipment [Line Items]
Cash paid for vessel acquisitions		$ 199
Estimated useful life extension		5 years
PT40
Property Plant And Equipment [Line Items]
Vessel's carrying value													$ 7,294
Tapuit
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessels	$ 49
Gain/(loss) on sale of vessel	(130)
Vessel's carrying value	$ 179
Secured Debt
Property Plant And Equipment [Line Items]
Vessel's carrying value													$ 341,146